Consolidated Statements of Operation and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 4,572,290	$ 5,733,976	$ 4,967,955
Cost of sales		2,726,974	3,753,619	2,826,953
Gross profit		1,845,316	1,980,357	2,141,002
Administrative expenses		1,729,469	1,324,892	887,849
Income from operations		115,847	655,465	1,253,153
Other income (expense):
Interest expense, net		(20,958)	(22,309)	(22,261)
Other income		24,128	62,458	54,467
Total other income		3,170	40,149	32,206
Net income before income tax expense		119,017	695,614	1,285,359
Income tax expense		(7,414)	(204,213)	(306,544)
Net income		111,603	491,401	978,815
Other comprehensive income (loss)
Foreign currency translation gain (loss)		75,266	(94,089)	(65,601)
Total comprehensive income		$ 186,869	$ 397,312	$ 913,214
Earnings per share – basic (in Dollars per share)	[1]	$ 0.005	$ 0.02	$ 0.04
Earnings per share – Diluted (in Dollars per share)	[1]	$ 0.005	$ 0.02	$ 0.04
Weighted average number of shares outstanding – basic (in Shares)	[1]	22,950,000	22,950,000	22,950,000
Weighted average number of shares outstanding – Diluted (in Shares)	[1]	22,950,000	22,950,000	22,950,000

[1]	Giving retroactive effect to the 22,950,000 shares issued and outstanding following the share subdivision and share surrender on September 5, 2024, starting from the earliest period presented.